INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
- Allowance for doubtful accounts			¥ 14,726,000	$ 1,878,000	¥ 12,257,000
- Deferred revenue			2,198,000	434,000	2,832,000
- Accruals			16,183,000	381,000	2,489,000
- Tax losses			173,740,000	30,327,000	197,885,000
- Property and equipment			2,070,000	307,000	2,000,000
- Intangible assets			1,469,000	400,000	2,611,000
- Long-term investment impairment			960,000	147,000	960,000
- Impairment loss for long lived assets			4,425,000	688,000	4,488,000
- Unrealized profit			71,868,000	11,014,000	71,868,000
Less: valuation allowance			(287,639,000)	(45,576,000)	(297,390,000)
Total Deferred tax assets				$ 0	¥ 0
Increased in valuation allowance	¥ 9,751,000	$ 1,494,000	¥ 10,996,000